Income Tax (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Income Tax [Line items]
Combined tax rate	34.00%
Deferred tax liabilities	R$ 33,569	R$ 35,644
Book and Tax Differences [Member]
Income Tax [Line items]
Deferred tax liabilities	R$ 27,500	R$ 35,600